5. Convertible Debentures (Details Narrative) - Quarterly (Quarterly Member, USD $)	3 Months Ended	11 Months Ended	36 Months Ended
	Mar. 31, 2014	Mar. 31, 2014	Mar. 24, 2017
Total Amount of Debentures	$ 269,100	$ 269,100
Interest Rate on Debentures	0.00%	0.00%
Convertible Conversion Per SharePrice	$ 0.4	$ 0.4
Warrant Term			3 years
Warrants Granted Shares			1,345,500
Debenture Subscription Receivable	87,600	87,600
Debenture Discount Amount	131,705
Aggregate Carrying Value of Debentures	138,658	138,658
Debt Discounts Net	132,968	132,968
Amortization of Debt Discounts	$ 1,263	$ 1,263
Convertible Debenture Per Share Price One
Convertible Conversion Per SharePrice	$ 0.1	$ 0.1